Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net (loss) income for the year	$ (103,872)	$ 126,375	$ 7,819
Other comprehensive income (loss) to be reclassified to (loss) income in subsequent periods:
Net gain (loss) on hedging derivative financial instruments (Note 24b)	415	(394)	(1,175)
(Expense) benefit income tax deferred (Note 20c)	(124)	118	362
Exchange differences on translation of foreign operations	3,543	(3,879)	749
Other comprehensive (loss) income not to be reclassified to (loss) income in subsequent periods:
Actuarial remeasurement of employee benefits (Note 17)	(1,272)	(130)	(107)
Benefit income tax deferred (Note 20c)	382	39	32
Other comprehensive income (loss) for the year, net of tax	2,944	(4,246)	(139)
Total comprehensive (loss) income for the year	$ (100,928)	$ 122,129	$ 7,680